Schedule of Effective Tax Rates (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net loss for the year	$ (577,299)	$ (770,693)	$ (1,449,907)	$ (1,162,725)	$ (2,747,952)	$ (222,944)
Statutory and effective tax rate			21.00%		21.00%	22.00%
Income tax recovery at the effective rate					$ (577,100)	$ (49,048)
Change in statutory, foreign tax, foreign exchange rates and other					(6,600)
Permanent differences					103,400
Tax benefit deferred					480,300	49,048
Income tax recovery